Write-down and Loss on Sales of Vessels	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Write-down and Loss on Sales of Vessels
Write-down and Loss on Sales of Vessels
The Company's write-downs and sales of vessels generally consist of those vessels approaching the end of their useful lives as well as other vessels it strategically sells to reduce exposure to a certain vessel class.

The following tables show the write-downs and loss on sales of vessels for the three and nine months ended September 30, 2018 and 2017:

			Write-Down and Loss on Sales of Vessels
			Three Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2018 $	2017 $
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	(1)	—	(25,500)
Teekay LNG Segment - Conventional Tankers	Suezmax	(2)	(2,201)	(12,500)
Teekay Tankers Segment - Conventional Tankers	2 Aframaxes	Sep-2017 and Nov-2017	—	(7,926)
Teekay Parent Segment - Offshore Segment	2 FPSOs	(3)	—	(205,659)
Total			(2,201)	(251,585)

			Write-Down and Loss on Sales of Vessels
			Nine Months Ended September 30,
Segment	Asset Type	Completion of Sale Date	2018 $	2017 $
Teekay LNG Segment - Conventional Tankers	Handymax	(4)	(13,000)	—
Teekay LNG Segment - Liquefied Gas Carriers	4 Multi-gas Carriers	(5)	(33,000)	—
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	(2)	(7,863)	(25,100)
Teekay LNG Segment - Conventional Tankers	2 Suezmaxes	(1)	—	(25,500)
Teekay Tankers Segment - Conventional Tankers	3 Aframaxes	Jun-2017, Sep-2017 and Nov-2017	—	(10,669)
Teekay Tankers Segment - Conventional Tankers	Suezmax	Mar-2017	—	(1,469)
Teekay Parent Segment - Offshore Segment	2 FPSOs	(3)	—	(205,659)
Teekay Offshore Segment	FSO	(6)	—	(1,500)
Other			170	(357)
Total			(53,693)	(270,254)

(1)
Under Teekay LNG's charter contracts for the Teide Spirit and Toledo Spirit Suezmax tankers, the charterer, who is also the owner of the vessels, has the option to cancel the charter contracts 13 years following commencement of the respective charter contracts. In August 2017, the charterer of the Teide Spirit gave formal notification to Teekay LNG of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. In October 2017, the charterer notified Teekay LNG that it was marketing the Teide Spirit for sale and, upon sale of the vessel, it would concurrently terminate its existing charter contract with Teekay LNG. The charterer’s cancellation option for the Toledo Spirit was first exercisable in August 2018. On May 20, 2018, the charterer of the Toledo Spirit gave formal notification to Teekay LNG of its intention to terminate its charter contract subject to certain conditions being met and the receipt of certain third-party approvals. As at September 30, 2018, the charterer was marketing the vessel for sale. Teekay LNG wrote-down the Teide Spirit and Toledo Spirit to their estimated fair values based on their expected future discounted cash flows.

(2)
In June and August 2017, the charterer for the European Spirit and African Spirit Suezmax tankers gave formal notices to Teekay LNG that it will not exercise its one-year extension option under the charter contracts and redelivered the tankers in August 2017 and November 2017, respectively. Upon receiving these notifications, Teekay LNG commenced marketing the vessels for sale. Teekay LNG sold the African Spirit during October 2018 and reached an agreement to sell the European Spirit in November 2018. Based on second-hand market comparable values at the time, Teekay LNG wrote-down the vessels to their estimated resale values. Teekay LNG recorded further aggregate write-downs on these two conventional tankers in the three and nine months ended September 30, 2018. Both vessels were classified as held for sale in the consolidated balance sheets as at September 30, 2018 and December 31, 2017 (see Note 19(a)).

(3)
In September 2017, the estimated future cash flows and carrying value of the asset groups for the Petrojarl Foinaven FPSO unit and Petrojarl Banff FPSO unit, each owned by Teekay Parent, changed upon the deconsolidation of Teekay Offshore. This change in asset groups and a re-evaluation of the estimated future net cash flows of the units resulted in impairment charges for the Petrojarl Foinaven FPSO and Petrojarl Banff FPSO for the three and nine months ended September 30, 2017.

(4)
In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Company's expectations of the vessel's future opportunities once its current charter contract ends in 2019.

(5)
In June 2018, the carrying value for four of Teekay LNG's seven wholly-owned multi-gas carriers, the Napa Spirit, Pan Spirit, Cathinka Spirit and Camilla Spirit, were written down to their estimated fair value, taking into consideration vessel appraised values, as a result of Teekay LNG's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels at that time.

(6)	During the nine months ended September 30, 2017, the carrying value of the Falcon Spirit FSO was written down as a result of a decrease in the estimated residual value of the unit.